Premiums Receivable	12 Months Ended
Dec. 31, 2020
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Premiums Receivable
12	PREMIUMS RECEIVABLE
As at 31 December 2020, the carrying value of premiums receivable within one year was RMB20,458 million (as at 31 December 2019: RMB17,205 million).